UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2023
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
RPIDX Dynamic Credit Fund –
.
RPELX Dynamic Credit Fund–
.
I  Class
TRCDX Dynamic Credit Fund–
.
Z Class

T. ROWE PRICE Dynamic Credit Fund
HIGHLIGHTS
The Dynamic Credit Fund delivered positive returns but underperformed its benchmark for the 12 months ended December 31, 2023.
Positioning for a steeper yield curve weighed on performance amid the broad rates rally closer to the end of the period, but the fund’s long credit positions largely benefited performance.
The fund remained somewhat cautiously positioned in credit, and we remained committed to finding dislocated credit ideas that have lagged in the broad credit rally that can provide diversified return opportunities.
The market is pricing in dovish expectations for the Federal Reserve and monetary policy, but we continue to look for a retracement in U.S. Treasury rates, especially if growth slows or inflation reaccelerates.
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.com/personal-investing/help/fees-and-
minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE Dynamic Credit Fund
Market Commentary

Dear Shareholder
Global stock and bond indexes were broadly positive during 2023 as most economies managed to avoid the recession that was widely predicted at the start of the year. Technology companies benefited from investor enthusiasm for artificial intelligence developments and led the equity rally, while fixed income benchmarks rebounded late in the year amid falling interest rates.
For the 12-month period, the technology-oriented Nasdaq Composite
Index rose about 43%, reaching a record high and producing the strongest result of the major benchmarks. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging markets counterparts. Currency movements were mixed over the period, although a weaker dollar versus major European currencies was beneficial for U.S.
investors in European securities.
Within the S&P 500 Index, which finished the year just short of the record level it reached in early 2022, the information technology, communication services, and consumer discretionary sectors were all lifted by the tech rally and recorded significant gains. A small group of tech-oriented mega-cap companies helped drive much of the market’s advance. Conversely, the defensive utilities sector had the weakest returns in the growth-focused environment, and the energy sector also lost ground amid declining oil prices. The financials sector bounced back from the failure of three large regional banks in the spring and was one of the top-performing segments in the second half of the year.
The U.S. economy was the strongest among the major markets during the period, with gross domestic product growth coming in at 4.9% in the third quarter, the highest since the end of 2021. Corporate fundamentals were also broadly supportive. Year-over-year earnings growth contracted in the first and second quarters of 2023, but results were better than expected, and earnings growth turned positive again in the third quarter. Markets remained resilient despite a debt ceiling standoff in the U.S., the outbreak of war in the Middle
East, the continuing conflict between Russia and Ukraine, and a sluggish economic recovery in China.
Inflation remained a concern, but investors were encouraged by the slowing pace of price increases as well as the possibility that the Federal Reserve was nearing the end of its rate-hiking cycle. The Fed held rates steady after raising its short-term lending benchmark rate to a target range of 5.25% to 5.50% in
July, the highest level since March 2001, and at its final meeting of the year in
December, the central bank indicated that there could be three 25-basis-point rate cuts in 2024.

T. ROWE PRICE Dynamic Credit Fund

The yield of the benchmark 10-year U.S. Treasury note briefly reached 5.00%
in October for the first time since late 2007 before falling back to 3.88% by period-end, the same level where it started the year, amid cooler-than-expected inflation readings and less-hawkish Fed rhetoric. Fixed income benchmarks were lifted late in the year by falling yields. Investment-grade and high yield corporate bonds produced solid returns, supported by the higher coupons that have become available over the past year, as well as increasing hopes that the economy might be able to avoid a recession.
Global economies and markets showed surprising resilience in 2023, but considerable uncertainty remains as we look ahead. Geopolitical events, the path of monetary policy, and the impact of the Fed’s rate hikes on the economy all raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to help identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Dynamic Credit Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks total return through a combination of income and capital appreciation.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Dynamic Credit Fund returned 3.89% for the 12 months ended
December 31, 2023, and underperformed the ICE BofA US 3-Month Treasury
Bill Index. (Results for the fund’s I and Z Class shares varied slightly, reflecting their different fee structure. Past performance cannot guarantee future results. )
What factors influenced the
fund’s performance?
The fixed income asset class
rebounded in 2023 thanks to
a strong year-end rally that
offset earlier losses stemming
from rising interest rates.
U.S. Treasury bill yields rose
as the Federal Reserve lifted
the fed funds target rate to
the 5.25% to 5.50% range by
the end of July and kept the
target range steady through
the end of the year. Intermediate- and long-term U.S. Treasury yields climbed to multiyear highs by late October. In fact, the 10-year U.S. Treasury note yield reached the 5.00% level for the first time in about 16 years. Yields plunged in the last two months of the year amid signs of disinflation, labor market softening, and expectations for Fed rate cuts in 2024.
Although our benchmark is the ICE BofA US 3-Month Treasury Bill Index, the portfolio’s flexible approach makes direct positioning comparisons with the benchmark much less informative than for traditional fixed income funds whose holdings are more closely aligned with an index. As a result, we refer to positions as “long” (those benefiting from an increase in price) or “short”
(those benefiting from a decrease in price) as opposed to “overweight” or
“underweight” relative to the benchmark.
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/23 6 Months 12 Months
Dynamic Credit Fund –
.
4.17% 3.89%
Dynamic Credit Fund–
.
I  Class 4.09 3.97
Dynamic Credit Fund–
.
Z  Class* 2.22 –
ICE BofA US 3-Month
Treasury Bill Index 2.71 5.05
* Since Inception 9/13/23.

T. ROWE PRICE Dynamic Credit Fund

Positioning the fund to benefit from a steepening yield curve, where longer-
term yields rise more significantly relative to the short end, was the main detractor for the period. We believed that resilient growth could put upward pressure on longer-term sovereign yields. However, the U.S. Treasury curve, and many other sovereign yield curves, significantly flattened at the end of the year. Intermediate- and long-term Treasury rates plummeted as investors priced in six projected rate cuts from the Federal Reserve in 2024.
As the market rebounded, exposure in long credit positions performed well and helped the fund deliver positive absolute returns and partially offset some of the relative detraction versus the benchmark. A long position in high yield corporate bonds, achieved through liquid index-level derivatives, boosted performance. High yield credit delivered solid performance as investors maintained a healthy appetite for risk amid decreased market activity and low amounts of new supply, which led to tighter credit spreads. (Credit spread is the difference in yield between securities with similar maturity but different credit quality. Widening spreads generally indicate deteriorating creditworthiness of corporate borrowers, and narrowing spreads indicate improving conditions.)
Positions in the securitized credit and emerging markets corporate sectors also added value amid the broad rally in credit.
The fund had material holdings in derivatives, including currency, interest rate, and equity and credit derivatives, during the period. We employ derivatives to gain exposure to certain sectors or asset classes and to manage duration and the fund’s risk exposure. (Duration measures a portfolio’s sensitivity to interest rate changes.) Over the last 12 months, the fund’s derivatives exposure had an overall negative effect on absolute performance. Credit derivatives added to absolute performance, but interest rate, equity, and currency derivatives weighed on absolute returns.
How is the fund positioned?
The fund remained somewhat cautiously positioned in credit, and we did not believe the market backdrop was appropriate to significantly increase the portfolio’s exposure to volatility. We remained committed to finding dislocated credit ideas that have lagged in the broad credit rally that can provide diversified return opportunities. Duration remained relatively low and, at some points, negative, which was in line with our view that interest rates could see some retracement higher in the near term.

T. ROWE PRICE Dynamic Credit Fund

What is portfolio management’s outlook?
The market is pricing in dovish expectations for the Federal Reserve and monetary policy, but we continue to look for a retracement higher in U.S.
Treasury rates, especially if inflation reaccelerates. As such, our duration continued to be relatively low historically. At period-end, we believe the probability of a rate cut in March 2024 appears to be greater than 50%, which seems too high to consider adding duration in the near term. Further, in 2024, we see the possibility of six rate cuts versus the three cuts projected by the Fed’s estimations. Again, we need to move through one or two rate cuts before we would be comfortable adding duration in this strategy.
Our focus remains on
leveraging T. Rowe Price’s
global fixed income platform
to help inform investment
ideas across the broad global
credit opportunity set. We
rely on our global research
platform to assess credit risk
and our repeatable process
to assess an investment’s
attractiveness to be included
in the fund.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.
CREDIT QUALITY DIVERSIFICATION
Dynamic Credit Fund

T. ROWE PRICE Dynamic Credit Fund

RISKS OF BOND INVESTING
All investments are subject to market risk, including possible loss of principal.
The fund is subject to the risks of fixed income investing, including interest rate risk and credit risk. Interest rate risk is the decline in bond prices that accompanies a rise in the overall level of interest rates. The fund’s use of derivatives may expose it to additional volatility in comparison with investing directly in bonds and other debt securities. Derivatives can be illiquid and difficult to value and may involve leverage so that small changes produce disproportionate losses for the fund. The fund’s investments in non-
investment-grade (high yield) securities expose it to greater volatility and credit risk (the chance that fund holdings will have their credit ratings downgraded or will default). High yield bond and loan issuers are usually not as strong financially as investment-grade bond issuers and, therefore, are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. Accordingly, securities and loans involving such companies should be considered speculative. Investments in foreign bonds are subject to special risks, including potentially adverse overseas political and economic developments, greater volatility, lower liquidity, and the possibility that foreign currencies will decline against the dollar. Investments in emerging markets are subject to the risk of abrupt and severe price declines.
BENCHMARK INFORMATION
Note: Copyright © 2024 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.
ICE BofA US 3-Month Treasury Bill Index (THE “INDEX”) IS A PRODUCT
OF SOURCE ICE DATA INDICES, LLC (“ICE DATA”), AND IS USED WITH
PERMISSION. ICE
®
IS A REGISTERED TRADEMARK OF ICE DATA
OR ITS AFFILIATES, AND BOFA
®
IS A REGISTERED TRADEMARK OF
BANK OF AMERICA CORPORATION LICENSED BY BANK OF AMERICA
CORPORATION AND ITS AFFILIATES ("BOFA") AND MAY NOT BE
USED WITHOUT BOFA'S PRIOR WRITTEN APPROVAL. ICE DATA,
ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS
DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS,
EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF
MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE
OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA
INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER
ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY
SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY
WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR

T. ROWE PRICE Dynamic Credit Fund

COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY
COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND
ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS
AND YOUR USE IS AT YOUR OWN RISK. INCLUSION OF A SECURITY
WITHIN AN INDEX IS NOT A RECOMMENDATION BY ICE DATA TO
BUY, SELL, OR HOLD SUCH SECURITY, NOR IS IT CONSIDERED TO
BE INVESTMENT ADVICE. ICE DATA, ITS AFFILIATES AND THEIR
RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE,
OR RECOMMEND T. ROWE PRICE , OR ANY OF ITS PRODUCTS
OR SERVICES.
Note: © 2024, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE
COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED
OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.
Note: Copyright © 2024, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings (“Content”) in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers
(“Content Providers”) do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE Dynamic Credit Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
DYNAMIC CREDIT FUND
Note: Performance for the I and Z Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table on the next page.

T. ROWE PRICE Dynamic Credit Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 12/31/23 1 Year
Since
Inception
Inception
Date
Dynamic Credit Fund –
.
3.89% 3.88% 1/10/19
Dynamic Credit Fund–
.
I  Class 3.97 3.91 1/10/19
Dynamic Credit Fund–
.
Z  Class – 2.22* 9/13/23
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
0.02
I and
0.09
Z Class shares, 1-800-638-8790.
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.
* Returns for periods of less than one year are not annualized.

T. ROWE PRICE Dynamic Credit Fund

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has three share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Dynamic Credit Fund 1.54%
Dynamic Credit Fund–I Class 1.48
Dynamic Credit Fund–Z Class 1.48
The expense ratio shown is estimated as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Dynamic Credit Fund

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Dynamic Credit Fund

DYNAMIC CREDIT FUND
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period*
7/1/23 to 12/31/23
Investor Class
Actual $1,000.00 $1,041.70 $3.24
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.03   3.21
I Class
Actual   1,000.00   1,040.90   2.83
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.43   2.80
Z Class
9/14/23
1
12/31/23 9/14/23 to 12/31/23
1,2
Actual
 1,000.00   1,022.20   0.00
7/1/23
1
12/31/23 7/1/23 to 12/31/23
1,3
Hypothetical (assumes 5%
return before expenses)
 1,000.00   1,025.21   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.63% and
the
2
I Class was 0.55%.
1 The actual expense example is based on the period since the class's start of operations on
9/14/23, one day after inception; the hypothetical expense example is based on the half-
year period beginning 7/1/23, as required by the SEC.
2
Expenses are equal to the class’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days in the period
(109), and divided by the days in the year (365) to reflect the period since the class's start of operations.. The annualized expense ratio of the
9
Class Z was 0.00%.
3 Expenses are equal to the class’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
9
Class Z was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Dynamic Credit Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
(1)
.. Year ..
.. Ended .
1/10/19
(1)
Through
12/31/19 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 9.02 $ 9.83 $ 9.75 $ 10.20 $ 10.00
Investment activities
Net investment income
(2)(3)
0.55 0.41 0.37 0.48 0.44
Net realized and unrealized gain/
loss (0.21) (0.42) 0.24 (0.23) 0.21
Total from investment activities 0.34 (0.01) 0.61 0.25 0.65
Distributions
Net investment income (0.52) (0.35) (0.34) (0.38) (0.41)
Net realized gain — (0.45) (0.19) (0.32) (0.04)
Total distributions (0.52) (0.80) (0.53) (0.70) (0.45)
NET ASSET VALUE
End of period $ 8.84 $ 9.02 $ 9.83 $ 9.75 $ 10.20

T. ROWE PRICE Dynamic Credit Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
(1)
.. Year ..
.. Ended .
1/10/19
(1)
Through
12/31/19 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(3)(4)
3.89% 0.02% 6.21% 2.67% 6.64%
Ratios to average net assets:
(3)
Gross expenses before waivers/
payments by Price Associates 1.31% 1.53% 1.30% 1.38% 1.56%
(5)
Net expenses after waivers/
payments by Price Associates 0.64% 0.63% 0.65% 0.64% 0.64%
(5)
Net investment income 6.14% 4.40% 3.61% 4.97% 4.44%
(5)
Portfolio turnover rate 146.5% 217.6% 252.1% 301.7% 311.5%
Net assets, end of period (in
thousands) $18,157 $29,716 $38,760 $26,423 $27,976
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 6 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Dynamic Credit Fund
Financial Highlights

For a share outstanding throughout each period
I Class
(1)
.. Year ..
.. Ended .
1/10/19
(1)
Through
12/31/19 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 9.01 $ 9.83 $ 9.74 $ 10.21 $ 10.00
Investment activities
Net investment income
(2)(3)
0.57 0.42 0.36 0.48 0.44
Net realized and unrealized gain/
loss (0.22) (0.43) 0.26 (0.25) 0.22
Total from investment activities 0.35 (0.01) 0.62 0.23 0.66
Distributions
Net investment income (0.53) (0.36) (0.34) (0.38) (0.41)
Net realized gain — (0.45) (0.19) (0.32) (0.04)
Total distributions (0.53) (0.81) (0.53) (0.70) (0.45)
NET ASSET VALUE
End of period $ 8.83 $ 9.01 $ 9.83 $ 9.74 $ 10.21

T. ROWE PRICE Dynamic Credit Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
(1)
.. Year ..
.. Ended .
1/10/19
(1)
Through
12/31/19 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(3)(4)
3.97% (0.01)% 6.36% 2.50% 6.77%
Ratios to average net assets:
(3)
Gross expenses before waivers/
payments by Price Associates 0.94% 1.48% 1.06% 1.30% 1.62%
(5)
Net expenses after waivers/
payments by Price Associates 0.56% 0.56% 0.60% 0.61% 0.61%
(5)
Net investment income 6.43% 4.48% 3.51% 5.01% 4.48%
(5)
Portfolio turnover rate 146.5% 217.6% 252.1% 301.7% 311.5%
Net assets, end of period (in
thousands) $29,384 $5,646 $1,943 $24,169 $5,841
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 6 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Dynamic Credit Fund
Financial Highlights

For a share outstanding throughout the period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
9/13/23
(1)
Through
12/31/23
NET ASSET VALUE
Beginning of period $ 8.82
Investment activities
Net investment income
(2)(3)
0.19
Net realized and unrealized gain/loss 0.01
(4)
Total from investment activities 0.20
Distributions
Net investment income (0.19)
NET ASSET VALUE
End of period $ 8.83
Ratios/Supplemental Data
Total return
(3)(5)
2.22%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by Price Associates 0.55%
(6)
Net expenses after waivers/payments by Price Associates 0.00%
(6)
Net investment income 7.19%
(6)
Portfolio turnover rate 146.5%
Net assets, end of period (in millions) $861
0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 6 for details of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE Dynamic Credit Fund
December 31, 2023

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 1.5%
Corporate Bonds 1.5%
Mineral Resources, 9.25%, 10/1/28 (USD)  (1) 13,112,000 13,932
Total Australia (Cost
$13,229
)
13,932
AUSTRIA 0.6%
Corporate Bonds 0.6%
Benteler International, 9.375%, 5/15/28  (1) 260,000 306
Benteler International, 10.50%, 5/15/28 (USD)  (1)(2) 4,437,000 4,692
Total Austria (Cost
$4,733
)
4,998
BRAZIL 0.5%
Common Stocks 0.5%
XP, Class A (USD)  171,898 4,481
4,481
Corporate Bonds 0.0%
Aegea Finance, 9.00%, 1/20/31 (USD)  (1) 400,000 426
426
Total Brazil (Cost
$5,002
)
4,907
CANADA 0.0%
Asset-Backed Securities 0.0%
Cologix Canadian Issuer, Series 2022-1CAN, Class A2, 4.94%,
1/25/52  (1) 250,000 176
Total Canada (Cost
$197
)
176
CHINA 0.7%
Common Stocks 0.7%
PDD Holdings, ADR (USD)  (3) 45,411 6,644
6,644
Corporate Bonds 0.0%
Kaisa Group Holdings, 11.95%, 10/22/22 (USD)  (3)(4) 985,000 36
36
Total China (Cost
$5,326
)
6,680

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
COLOMBIA 0.9%
Corporate Bonds 0.1%
Aris Mining, 6.875%, 8/9/26 (USD)  (1) 380,000 331
331
Government Bonds 0.8%
Republic of Colombia, 8.75%, 11/14/53 (USD)  6,360,000 7,328
7,328
Private Investment Company 0.0%
Bona Fide Investments Feeder LLC, Acquisition date: 6/1/22 -
12/22/23, Cost $4 (USD)  (3)(5) † 7
Bona Fide Investments Feeder LLC, Acquisition date: 6/7/23,
Cost $16 (USD)  (3)(5) † 19
26
Total Colombia (Cost
$6,625
)
7,685
ECUADOR 0.0%
Government Bonds 0.0%
Republic of Ecuador, STEP, 6.00%, 7/31/30 (USD)  (1) 495,000 231
Total Ecuador (Cost
$267
)
231
FRANCE 1.3%
Corporate Bonds 1.3%
Altice France Holding, 10.50%, 5/15/27 (USD)  (1) 6,320,000 4,061
Societe Generale, VR, 10.00% (USD)  (1)(6)(7) 6,880,000 7,353
Total France (Cost
$10,881
)
11,414
GHANA 1.5%
Corporate Bonds 1.5%
Kosmos Energy, 7.125%, 4/4/26 (USD)  14,745,000 14,032
Total Ghana (Cost
$13,920
)
14,032
HUNGARY 0.5%
Government Bonds 0.5%
Magyar Export-Import Bank, 6.00%, 5/16/29 (EUR)  4,050,000 4,756
Total Hungary (Cost
$4,320
)
4,756

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
IRELAND 1.4%
Corporate Bonds 1.4%
Avolon Holdings Funding, 2.528%, 11/18/27 (USD)  (1) 14,448,000 12,801
Avolon Holdings Funding, 6.375%, 5/4/28 (USD)  (1) 170,000 173
Total Ireland (Cost
$12,433
)
12,974
ITALY 4.2%
Corporate Bonds 4.2%
Golden Goose, FRN, 3M EURIBOR + 4.875%, 8.877%,
5/14/27  (2) 13,939,000 15,459
Intesa Sanpaolo, 7.20%, 11/28/33 (USD)  (1) 9,500,000 10,146
Intesa Sanpaolo, 7.80%, 11/28/53 (USD)  (1) 11,280,000 12,367
Total Italy (Cost
$35,534
)
37,972
IVORY COAST 1.7%
Government Bonds 1.7%
Republic of Ivory Coast, 5.875%, 10/17/31 (EUR)  295,000 293
Republic of Ivory Coast, 6.125%, 6/15/33 (USD)  (2) 16,224,000 14,969
Total Ivory Coast (Cost
$13,706
)
15,262
LUXEMBOURG 0.4%
Bank Loans 0.4% (8)
Altice Financing, FRN, 3M EURIBOR + 5.00%, 8.934%, 10/31/27  295,000 316
Travelport Finance, FRN, 3M TSFR + 8.11%, 13.462%, 2/28/25
(USD)  3,130,000 3,021
Total Luxembourg (Cost
$3,285
)
3,337
MAURITIUS 0.6%
Corporate Bonds 0.6%
Axian Telecom, 7.375%, 2/16/27 (USD)  (1) 200,000 187
Axian Telecom, 7.375%, 2/16/27 (USD)  5,500,000 5,160
Total Mauritius (Cost
$5,151
)
5,347
MEXICO 2.2%
Corporate Bonds 2.1%
Braskem Idesa SAPI, 6.99%, 2/20/32 (USD)  6,060,000 3,553

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Metalsa, 3.75%, 5/4/31 (USD)  (1)(2) 6,045,000 4,980
Petroleos Mexicanos, 6.70%, 2/16/32 (USD)  700,000 582
Sixsigma Networks Mexico, 7.50%, 5/2/25 (USD)  10,920,000 9,994
19,109
Government Bonds 0.1%
United Mexican States, Series M, 7.75%, 11/13/42  21,390,000 1,109
1,109
Total Mexico (Cost
$20,050
)
20,218
MOROCCO 1.0%
Corporate Bonds 1.0%
Vivo Energy Investments, 5.125%, 9/24/27 (USD)  (2) 9,365,000 8,791
Total Morocco (Cost
$8,601
)
8,791
NETHERLANDS 0.0%
Corporate Bonds 0.0%
GTCR W-2 Merger, 8.50%, 1/15/31 (GBP)  (1) 155,000 214
Total Netherlands (Cost
$192
)
214
ROMANIA 0.6%
Corporate Bonds 0.6%
Banca Transilvania, VR, 8.875%, 4/27/27 (EUR)  (7) 4,929,000 5,745
Total Romania (Cost
$5,401
)
5,745
SLOVENIA 0.6%
Corporate Bonds 0.6%
Nova Ljubljanska Banka, VR, 7.125%, 6/27/27  (2)(7) 4,800,000 5,595
Total Slovenia (Cost
$5,185
)
5,595
SOUTH AFRICA 0.9%
Corporate Bonds 0.9%
Bidvest Group U.K., 3.625%, 9/23/26 (USD)  8,342,000 7,758
Total South Africa (Cost
$7,534
)
7,758

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
SPAIN 1.7%
Corporate Bonds 1.7%
Banco Bilbao Vizcaya Argentaria, VR, 9.375% (USD)  (2)(6)(7) 11,890,000 12,663
Banco Bilbao Vizcaya Argentaria, Series 9, VR, 6.50% (USD)  (6)
(7) 2,400,000 2,345
Cirsa Finance International, 4.50%, 3/15/27  157,000 166
Total Spain (Cost
$14,111
)
15,174
SRI LANKA 0.0%
Government Bonds 0.0%
Republic of Sri Lanka, 6.85%, 11/3/25 (USD)  (3)(4) 410,000 212
Total Sri Lanka (Cost
$173
)
212
SURINAME 0.0%
Government Bonds 0.0%
Republic of Suriname, 7.95%, 7/15/33, (4.95% Cash or 3.00%
PIK) (USD)  (1)(9) 270,437 235
Republic of Suriname, Zero Coupon, 12/31/50 (USD)  (1) 130,923 62
Total Suriname (Cost
$263
)
297
UNITED KINGDOM 0.7%
Bank Loans 0.2% (8)
ZPG, FRN, GBP SONIA + 6.00%, 6.00%, 7/31/28  1,250,000 1,565
1,565
Corporate Bonds 0.5%
Connect Finco, 6.75%, 10/1/26 (USD)  (1) 635,000 631
Pinnacle Bidco, 8.25%, 10/11/28 (EUR)  (1) 3,600,000 4,133
4,764
Total United Kingdom (Cost
$5,773
)
6,329
UNITED STATES 46.9%
Asset-Backed Securities 9.5%
Amur Equipment Finance Receivables X, Series 2022-1A, Class
E, 5.02%, 12/20/28  (1) 385,000 353
Applebee's Funding, Series 2023-1A, Class A2, 7.824%,
3/5/53  (1) 610,000 625

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Auxilior Term Funding, Series 2023-1A, Class E, 10.97%,
12/15/32  (1) 6,770,000 6,834
Blackbird Capital Aircraft Lease Securitization, Series 2016-1A,
Class A, STEP, 4.213%, 12/16/41  (1) 246,415 232
CyrusOne Data Centers Issuer I, Series 2023-2A, Class A2,
5.56%, 11/20/48  (1) 13,530,000 12,879
Driven Brands Funding, Series 2018-1A, Class A2, 4.739%,
4/20/48  (1) 2,532,600 2,474
Driven Brands Funding, Series 2019-2A, Class A2, 3.981%,
10/20/49  (1) 3,585,600 3,375
Elara HGV Timeshare Issuer, Series 2019-A, Class C, 3.45%,
1/25/34  (1) 42,811 41
Elara HGV Timeshare Issuer, Series 2023-A, Class D, 10.10%,
2/25/38  (1) 185,678 190
Equify ABS, Series 2023-1A, Class A, 7.20%, 9/15/31  (1) 8,222,014 8,254
ExteNet, Series 2019-1A, Class B, 4.14%, 7/25/49  (1) 240,000 234
FOCUS Brands Funding, Series 2017-1A, Class A2II, 5.093%,
4/30/47  (1) 2,113,100 2,018
FOCUS Brands Funding, Series 2023-2, Class A2, 8.241%,
10/30/53  (1) 8,930,000 9,432
Ford Credit Auto Lease Trust, Series 2023-B, Class D, 6.97%,
6/15/28  160,000 162
Hardee's Funding, Series 2018-1A, Class A2II, 4.959%,
6/20/48  (1) 1,269,650 1,216
Hardee's Funding, Series 2020-1A, Class A2, 3.981%,
12/20/50  (1) 1,173,264 1,031
HPEFS Equipment Trust, Series 2023-2A, Class D, 6.97%,
7/21/31  (1) 135,000 138
MVW, Series 2023-2A, Class D, 9.33%, 11/20/40  (1) 5,906,895 6,023
Octane Receivables Trust, Series 2023-1A, Class D, 7.76%,
3/20/30  (1) 315,000 325
Octane Receivables Trust, Series 2023-1A, Class E, 9.25%,
8/20/30  (1) 255,000 250
Octane Receivables Trust, Series 2023-3A, Class D, 7.58%,
9/20/29  (1) 110,000 113
Progress Residential Trust, Series 2020-SFR3, Class F, 2.796%,
10/17/27  (1) 130,000 121
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class
B, 5.281%, 5/15/32  (1) 114,028 113
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class
D, 6.793%, 8/16/32  (1) 130,585 130
Santander Bank Auto Credit-Linked Notes, Series 2023-A, Class
E, 10.068%, 6/15/33  (1) 178,476 180
Santander Bank Auto Credit-Linked Notes, Series 2023-B, Class
E, 8.408%, 12/15/33  (1) 2,500,000 2,511
Sierra Timeshare Receivables Funding, Series 2021-1A, Class D,
3.17%, 11/20/37  (1) 177,267 166

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Sierra Timeshare Receivables Funding, Series 2023-3A, Class D,
9.44%, 9/20/40  (1) 5,466,226 5,543
Stonepeak ABS, Series 2021-1A, Class B, 3.821%, 2/28/33  (1) 197,027 168
Tricon Residential Trust, Series 2023-SFR2, Class D, 5.00%,
12/17/28  (1) 6,910,000 6,465
U.S. Bank, Series 2023-1, Class B, 6.789%, 8/25/32  (1) 915,000 918
VINE Trust, Series 2023-SFR1, Class A, 4.75%, 12/17/40  (1) 14,100,000 13,472
85,986
Bank Loans 6.1% (8)
Asurion, FRN, 1M TSFR + 4.25%, 9.706%, 8/19/28  19,784,167 19,689
Asurion, FRN, 1M TSFR + 5.25%, 10.72%, 1/31/28  185,904 177
Boxer Parent, FRN, 1M TSFR + 4.25%, 12/8/28  (10) 6,815,000 6,854
Cloud Software Group, FRN, 1M TSFR + 4.50%, 9.948%,
3/30/29  4,329,052 4,220
Cloud Software Group, FRN, 3M TSFR + 4.50%, 9.948%,
9/29/28  6,481,671 6,307
LTI Holdings, FRN, 1M TSFR + 3.50%, 9/6/25  (10) 1,877,999 1,809
Summit Materials, FRN, 1M USD LIBOR + 2.50%, 11/30/28  (10) 5,535,000 5,552
Tacala Investment, FRN, 1M TSFR + 4.00%, 9.47%, 2/5/27  344,468 345
Talen Energy Supply, FRN, 1M TSFR + 4.50%, 9.869%, 5/17/30  2,946,161 2,959
Talen Energy Supply, FRN, 1M TSFR + 4.50%, 9.869%, 5/17/30  7,201,164 7,231
William Morris Endeavor Entertainment, FRN, 1M TSFR + 2.75%,
8.22%, 5/18/25  732,724 734
55,877
Common Stocks 2.9%
Altera Infrastructure, Acquisition Date: 1/19/23, Cost $13  (3)(5)
(11) 639 16
Apollo Global Management  172,274 16,054
Brown & Brown  76,045 5,408
Meta Platforms, Class A  (3) 13,537 4,791
Yelp  (3) 8,525 404
26,673
Convertible Bonds 0.3%
Rivian Automotive, 4.625%, 3/15/29  (1) 1,695,000 2,376
2,376
Corporate Bonds 25.0%
Allied Universal Holdco, 4.625%, 6/1/28  (1) 5,457,000 4,938
Arsenal AIC Parent, 8.00%, 10/1/30  (1)(2) 195,000 205
At Home Group, 4.875%, 7/15/28  (1) 210,000 78
Bausch & Lomb Escrow, 8.375%, 10/1/28  (1) 195,000 206
Bayer U.S. Finance, 6.50%, 11/21/33  (1) 11,195,000 11,503
Bayer U.S. Finance, 6.875%, 11/21/53  (1) 2,485,000 2,638
Capstone Borrower, 8.00%, 6/15/30  (1) 325,000 335
Carnival, 4.00%, 8/1/28  (1) 430,000 400

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Celanese U.S. Holdings, 6.55%, 11/15/30  240,000 254
Civitas Resources, 8.625%, 11/1/30  (1) 2,295,000 2,427
Clear Channel Outdoor Holdings, 9.00%, 9/15/28  (1) 5,000,000 5,200
CSC Holdings, 5.25%, 6/1/24  (2) 220,000 215
Dana Financing Luxembourg, 8.50%, 7/15/31 (EUR)  3,550,000 4,281
DISH Network, 11.75%, 11/15/27  (1) 9,630,000 10,051
GrafTech Finance, 4.625%, 12/15/28  (1) 4,700,000 3,114
GrafTech Global Enterprises, 9.875%, 12/15/28  (1)(2) 420,000 324
HAT Holdings I, 8.00%, 6/15/27  (1) 9,315,000 9,699
Hilcorp Energy I, 8.375%, 11/1/33  (1) 3,850,000 4,091
Icahn Enterprises, 4.75%, 9/15/24  5,170,000 5,138
LCPR Senior Secured Financing, 5.125%, 7/15/29  (1) 400,000 349
Level 3 Financing, 10.50%, 5/15/30  (1) 4,700,000 4,559
LifePoint Health, 9.875%, 8/15/30  (1) 610,000 617
LifePoint Health, 11.00%, 10/15/30  (1) 13,920,000 14,686
Navient, 11.50%, 3/15/31  13,445,000 14,756
NCL, 8.125%, 1/15/29  (1)(2) 2,160,000 2,257
Neptune Bidco U.S., 9.29%, 4/15/29  (1) 17,130,000 15,931
OneMain Finance, 9.00%, 1/15/29  5,180,000 5,517
Scientific Games Holdings, 6.625%, 3/1/30  (1) 4,300,000 4,058
Service Properties Trust, 7.50%, 9/15/25  1,706,000 1,719
Service Properties Trust, 8.625%, 11/15/31  (1) 7,035,000 7,351
Sirius XM Radio, 3.875%, 9/1/31  (1) 24,140,000 20,579
Stagwell Global, 5.625%, 8/15/29  (1) 14,480,000 13,285
Star Parent, 9.00%, 10/1/30  (1)(2) 195,000 205
Talen Energy Supply, 8.625%, 6/1/30  (1) 310,000 328
Teekay Offshore Partners, EC, 8.50%, 7/15/23  (1)(3)(11) 155,000 —
Tenneco, 8.00%, 11/17/28  (1) 23,270,000 19,838
Townsquare Media, 6.875%, 2/1/26  (1)(2) 7,795,000 7,639
Univision Communications, 7.375%, 6/30/30  (1)(2) 4,045,000 4,035
Venture Global Calcasieu Pass, 3.875%, 8/15/29  (1) 165,000 148
Venture Global Calcasieu Pass, 4.125%, 8/15/31  (1) 135,000 119
Venture Global LNG, 8.375%, 6/1/31  (1)(2) 610,000 607
Venture Global LNG, 9.50%, 2/1/29  (1) 11,335,000 11,958
Venture Global LNG, 9.875%, 2/1/32  (1) 5,655,000 5,888
Viasat, 7.50%, 5/30/31  (1) 175,000 137
Vistra, VR, 7.00%  (1)(6)(7) 100,000 99
Vistra, VR, 8.00%  (1)(6)(7) 170,000 169
Windsor Holdings III, 8.50%, 6/15/30  (1) 5,000,000 5,216
227,147
Municipal Securities 0.9%
Colorado HFA, Covenant Living Community, Series B, 4.48%,
12/1/40  235,000 194
Illinois, Build America, Series 4, GO, 7.10%, 7/1/35  150,000 161

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Michigan Tobacco Settlement Fin. Auth., Series B, Zero Coupon,
6/1/46  25,000 3
Port Beaumont Navigation Dist., Series B, 6.00%, 1/1/25  (1) 210,000 198
Puerto Rico Commonwealth, GO, VR, 11/1/43  (12) 11,784,795 6,423
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  6,837 7
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  53,960 34
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  41,930 41
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  37,689 36
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  32,347 31
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  43,980 40
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/46  45,738 41
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  46,698 48
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  46,276 49
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  45,524 49
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  44,217 49
Puerto Rico Electric Power Auth., Build America, 5.95%,
7/1/30  (3)(13) 40,000 10
Puerto Rico Electric Power Auth., Build America, 6.05%,
7/1/32  (3)(13) 150,000 36
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  255,000 219
Tobacco Settlement Fin. Auth., Series B, 4.875%, 6/1/49  105,000 99
Tobacco Settlement Fin. Auth., Series B, Zero Coupon, 6/1/47  460,000 41
7,809
Non-U.S. Government Mortgage-Backed Securities 2.2%
BAMLL Commercial Mortgage Securities Trust, Series 2021-
JACX, Class D, ARM, 1M TSFR + 2.864%, 8.226%, 9/15/38  (1) 395,000 327
BAMLL Commercial Mortgage Securities Trust, Series 2021-
JACX, Class E, ARM, 1M TSFR + 3.864%, 9.226%, 9/15/38  (1) 100,000 80
BANK, Series 2020-BN29, Class A4, 1.997%, 11/15/53  4,149,000 3,251
Barclays Commercial Mortgage Trust, Series 2019-BWAY, Class
E, ARM, 1M TSFR + 2.964%, 8.326%, 11/15/34  (1) 120,000 17
BFLD, Series 2019-DPLO, Class F, ARM, 1M TSFR + 2.654%,
8.016%, 10/15/34  (1) 3,083,000 3,033
BX Commercial Mortgage Trust, Series 2019-IMC, Class A,
ARM, 1M TSFR + 1.046%, 6.408%, 4/15/34  (1) 1,340,000 1,331

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
BX Commercial Mortgage Trust, Series 2019-IMC, Class E,
ARM, 1M TSFR + 2.196%, 7.558%, 4/15/34  (1) 150,000 147
BX Trust, Series 2021-VIEW, Class F, ARM, 1M TSFR + 4.044%,
9.406%, 6/15/36  (1) 145,000 129
CAFL, Series 2021-RTL1, Class A1, CMO, STEP, 2.239%,
3/28/29  (1) 100,000 94
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65C, ARM, 4.123%, 5/15/52  (1) 115,000 63
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65D, ARM, 4.66%, 5/15/52  (1) 70,000 36
Commercial Mortgage Trust, Series 2014-CR19, Class AM,
4.08%, 8/10/47  145,000 140
Commercial Mortgage Trust, Series 2014-CR19, Class E, ARM,
4.129%, 8/10/47  (1) 165,000 132
Commercial Mortgage Trust, Series 2017-PANW, Class D, ARM,
3.935%, 10/10/29  (1) 305,000 258
Finance of America HECM Buyout, Series 2022-HB1, Class M3,
ARM, 5.084%, 2/25/32  (1) 390,000 357
Great Wolf Trust, Series 2019-WOLF, Class F, ARM, 1M TSFR +
3.245%, 8.807%, 12/15/36  (1) 170,000 167
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class M1,
CMO, ARM, 8.224%, 2/25/68  (1) 450,000 457
JPMorgan Mortgage Trust, Series 2022-LTV1, Class A2, CMO,
ARM, 3.52%, 7/25/52  (1) 86,186 73
LSTAR Commercial Mortgage Trust, Series 2017-5, Class D,
ARM, 4.668%, 3/10/50  (1) 220,000 144
New Residential Mortgage Loan Trust, Series 2023-NQM1, Class
A2, CMO, STEP, 7.319%, 10/25/63  (1) 444,088 452
OBX Trust, Series 2023-NQM10, Class A2, CMO, STEP, 6.92%,
10/25/63  (1) 1,135,509 1,149
Oceanview Mortgage Loan Trust, Series 2020-1, Class A3, CMO,
ARM, 3.285%, 5/28/50  (1) 115,000 93
Structured Agency Credit Risk Debt Notes, Series 2022-DNA2,
Class M2, CMO, ARM, SOFR30A + 3.75%, 9.087%, 2/25/42  (1) 560,000 578
Structured Agency Credit Risk Debt Notes, Series 2023-HQA3,
Class M1, CMO, ARM, SOFR30A + 1.85%, 7.187%, 11/25/43  (1) 4,374,766 4,401
Verus Securitization Trust, Series 2021-2, Class M1, CMO, ARM,
2.187%, 2/25/66  (1) 150,000 107
Verus Securitization Trust, Series 2021-5, Class M1, CMO, ARM,
2.331%, 9/25/66  (1) 3,270,000 2,123
Verus Securitization Trust, Series 2022-4, Class A2, CMO, ARM,
4.74%, 4/25/67  (1) 236,870 228
Verus Securitization Trust, Series 2023-1, Class A3, CMO, STEP,
6.90%, 12/25/67  (1) 449,384 450

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Verus Securitization Trust, Series 2023-INV1, Class M1, CMO,
ARM, 7.594%, 2/25/68  (1) 600,000 607
20,424
Total United States (Cost
$411,503
)
426,292
SHORT-TERM INVESTMENTS 26.4%
Money Market Funds 9.3%
T. Rowe Price Government Reserve Fund, 5.42%  (14)(15) 84,717,285 84,717
84,717
U.S. Treasury Obligations 17.1%
U.S. Treasury Bills, 5.285%, 1/11/24  (16) 155,140,000 154,937
154,937
Total Short-Term Investments (Cost $239,631) 239,654
SECURITIES LENDING COLLATERAL 1.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.8%
Money Market Funds 0.8%
T. Rowe Price Government Reserve Fund, 5.42%  (14)(15) 7,002,478 7,003
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 7,003
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 0.9%
Money Market Funds 0.9%
T. Rowe Price Government Reserve Fund, 5.42%  (14)(15) 8,778,093 8,778
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 8,778
Total Securities Lending Collateral (Cost $15,781) 15,781
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.3%
OTC Options Purchased 0.3%
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
USD / BRL
Put, 1/10/24 @
BRL4.80  (3) 1 72,797 277

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
HSBC Bank
USD / INR
Call, 3/1/24 @
INR83.58  (3) 1 101,230 417
UBS Investment Bank
S&P 500 Index,
Put, 6/21/24 @
$4,400.00  (3) 305 145,480 1,912
Total Options Purchased (Cost $4,672) 2,606
Total Investments in Securities
98.8% of Net Assets
(Cost $873,479) $ 898,369
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$378,135 and represents 41.6% of net assets.
(2) See Note 4 . All or a portion of this security is on loan at December 31, 2023.
(3) Non-income producing
(4) Security is in default or has failed to make a scheduled interest and/or principal payment.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$42 and represents 0.0% of net assets.
(6) Perpetual security with no stated maturity date.
(7) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(8) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(9) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.

T. ROWE PRICE Dynamic Credit Fund

.
.
.
.
.
.
.
.
.
.
(10) All or a portion of this loan is unsettled as of December 31, 2023. The interest rate for unsettled loans will be determined upon settlement after period end.
(11) See Note 2. Level 3 in fair value hierarchy.
(12) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(13) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(14) Seven-day yield
(15) Affiliated Companies
(16) At December 31, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
CPI Consumer Price Index
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note
GBP British Pound
GBP SONIA Sterling Overnight Index Average
GO General Obligation
HFA Health Facility Authority
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
NOK Norwegian Krone

T. ROWE PRICE Dynamic Credit Fund

.
.
.
.
.
.
.
.
.
.
NZD New Zealand Dollar
OTC Over-the-counter
PIK Payment-in-kind
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.1)%
OTC Options Written (0.1)%
Counterparty Description Contracts
Notional
Amount $ Value
UBS Investment Bank
S&P 500 Index, Put,
6/21/24 @ $4,650.00 96 45,790 (1,015)
Total Options Written (Premiums $(1,791)) $ (1,015)

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
SWAPS (0.8)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.4)%
Credit Default Swaps, Protection Sold (0.2)%
Mexico (0.2)%
Morgan Stanley, Protection Sold (Relevant
Credit: Petroleos Mexicanos, B1*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/28 (USD) * 9,563 (1,595) (2,011) 416
Total Mexico (2,011) 416
United Kingdom 0.0%
Barclays Bank, Protection Sold (Relevant
Credit: Jaguar Land Rover Automotive,
B1*), Receive 5.00% Quarterly, Pay upon
credit default, 6/20/25 (EUR) * 210 13 (11) 24
Total United Kingdom (11) 24
United States (0.0)%
JPMorgan Chase, Protection Sold
(Relevant Credit: Carnival , B3*), Receive
1.00% Quarterly, Pay upon credit default,
6/20/29 * 1,100 (129) (345) 216
Morgan Stanley, Protection Sold (Relevant
Credit: Carnival , B3*), Receive 1.00%
Quarterly, Pay upon credit default,
6/20/29 * 1,100 (128) (349) 221
Total United States (694) 437
Total Bilateral Credit Default Swaps, Protection Sold (2,716) 877
Total Return Swaps (0.2)%
United States (0.2)%
JPMorgan Chase, Pay Underlying
Reference: Apple at Maturity, Receive
Variable 4.775% (SOFR + (0.55)%) at
Maturity, 3/20/24 * 11,447 (342) (53) (289)
JPMorgan Chase, Pay Underlying
Reference: Apple at Maturity, Receive
Variable 4.798% (SOFR + (0.55)%)
Quarterly, 3/20/24 * 11,135 (1,652) — (1,652)
JPMorgan Chase, Pay Underlying
Reference: Apple at Maturity, Receive
Variable 4.805% (SOFR + (0.55)%)
Quarterly, 3/20/24 * 1,295 (152) (8) (144)
JPMorgan Chase, Pay Underlying
Reference: Carnival at Maturity, Receive
Variable 4.605% (SOFR + (0.75)%)
Quarterly, 3/20/24 * 1,929 (202) — (202)

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Pay Underlying
Reference: Halliburton at Maturity, Receive
Variable 4.855% (SOFR + (0.50)%)
Quarterly, 3/20/24 * 401 (43) — (43)
Total United States (61) (2,330)
Total Bilateral Total Return Swaps (61) (2,330)
Total Bilateral Swaps (2,777) (1,453)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.4)%
Credit Default Swaps, Protection Bought (0.3)%
Canada (0.0)%
Protection Bought (Relevant Credit:
Bombardier), Pay 5.00% Quarterly,
Receive upon credit default, 6/20/28
(USD) 1,515 (101) (59) (42)
Total Canada (42)
Colombia 0.0%
Protection Bought (Relevant Credit:
Republic of Colombia), Pay 1.00%
Quarterly, Receive upon credit default,
6/20/28 (USD) 417 6 37 (31)
Total Colombia (31)
Foreign/Europe (0.1)%
Protection Bought (Relevant Credit:
Lanxess), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/28 455 13 22 (9)
Protection Bought (Relevant Credit: Markit
iTraxx Crossover-S39, 5 Year Index), Pay
5.00% Quarterly, Receive upon credit
default, 6/20/28 1,110 (123) (48) (75)
Protection Bought (Relevant Credit: Markit
iTraxx Crossover-S40, 5 Year Index), Pay
5.00% Quarterly, Receive upon credit
default, 12/20/28 13,770 (1,236) (274) (962)
Protection Bought (Relevant Credit:
Markit iTraxx Europe Subordinated
Financials-S39, 5 Year Index), Pay 1.00%
Quarterly, Receive upon credit default,
6/20/28 1,775 7 93 (86)
Total Foreign/Europe (1,132)

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
Oman 0.0%
Protection Bought (Relevant Credit:
Sultanate of Oman), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/28
(USD) 10,262 74 270 (196)
Total Oman (196)
United States (0.2)%
Protection Bought (Relevant Credit:
American Axle & Manufacturing), Pay
5.00% Quarterly, Receive upon credit
default, 12/20/27 1,050 (53) (4) (49)
Protection Bought (Relevant Credit:
Apache), Pay 1.00% Quarterly, Receive
upon credit default, 6/20/27 700 — 35 (35)
Protection Bought (Relevant Credit:
Beazer Homes USA), Pay 5.00% Quarterly,
Receive upon credit default, 6/20/28 915 (85) (85) —
Protection Bought (Relevant Credit:
Citigroup), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 720 (12) 1 (13)
Protection Bought (Relevant Credit: Delta
Air Lines), Pay 5.00% Quarterly, Receive
upon credit default, 6/21/27 335 (40) (6) (34)
Protection Bought (Relevant Credit: Delta
Air Lines), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/28 9,997 (1,404) (1,336) (68)
Protection Bought (Relevant Credit: Iron
Mountain), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/27 485 (74) (59) (15)
Protection Bought (Relevant Credit: Tesla),
Pay 1.00% Quarterly, Receive upon credit
default, 6/20/26 640 (5) 25 (30)
Total United States (244)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (1,645)
Credit Default Swaps, Protection Sold 0.1%
China 0.0%
Protection Sold (Relevant Credit: People’s
Republic of China, A1*), Receive 1.00%
Quarterly, Pay upon credit default,
12/20/28 (USD) 12,257 227 94 133
Total China 133

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
Foreign/Europe 0.0%
Protection Sold (Relevant Credit: Markit
iTraxx Crossover-S39, 5 Year Index),
Receive 5.00% Quarterly, Pay upon credit
default, 6/20/28 1,837 202 54 148
Total Foreign/Europe 148
Israel (0.0)%
Protection Sold (Relevant Credit: Teva
Pharmaceutical Industries, Ba2*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/28 (USD) 5,447 (262) (517) 255
Total Israel 255
Spain 0.0%
Protection Sold (Relevant Credit: Cellnex
Telecom, BB+*), Receive 5.00% Quarterly,
Pay upon credit default, 12/20/28 459 89 74 15
Total Spain 15
United States 0.1%
Protection Sold (Relevant Credit: DISH
DBS, Caa2*), Receive 5.00% Quarterly,
Pay upon credit default, 6/20/26 215 (58) (41) (17)
Protection Sold (Relevant Credit: FedEx,
Baa2*), Receive 1.00% Quarterly, Pay
upon credit default, 6/21/27 240 5 3 2
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S37, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
12/20/26 7,057 505 (106) 611
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S39, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
12/20/27 2,619 164 (6) 170
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S41, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
12/20/28 * 3,150 189 127 62
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S39, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/27 814 16 5 11
Total United States 839
Total Centrally Cleared Credit Default Swaps,
Protection Sold 1,390

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
Interest Rate Swaps (0.1)%
Foreign/Europe 0.1%
5 Year Interest Rate Swap, Receive Fixed
2.432% Annually, Pay Variable 3.895% (6M
EURIBOR) Semi-Annually, 12/27/28 99,860 (54) — (54)
5 Year Interest Rate Swap, Receive Fixed
2.931% Annually, Pay Variable 4.050% (6M
EURIBOR) Semi-Annually, 12/1/28 99,607 2,331 — 2,331
5 Year Interest Rate Swap, Receive Fixed
3.176% Annually, Pay Variable 4.074% (6M
EURIBOR) Semi-Annually, 11/14/28 67,974 2,394 — 2,394
30 Year Interest Rate Swap, Pay Fixed
2.259% Annually, Receive Variable 3.895%
(6M EURIBOR) Semi-Annually, 12/29/53 20,099 348 — 348
30 Year Interest Rate Swap, Pay Fixed
2.750% Annually, Receive Variable 4.050%
(6M EURIBOR) Semi-Annually, 12/1/53 20,867 (2,001) — (2,001)
30 Year Interest Rate Swap, Pay Fixed
2.914% Annually, Receive Variable 4.074%
(6M EURIBOR) Semi-Annually, 11/14/53 14,653 (1,957) — (1,957)
Total Foreign/Europe 1,061
Mexico 0.0%
20 Year Interest Rate Swap, Pay Fixed
8.425% 28 Days, Receive Variable
11.503% (MXIBTIIE) 28 Days, 4/15/43 17,475 9 — 9
Total Mexico 9
United States (0.2)%
5 Year Interest Rate Swap, Receive Fixed
3.550% Annually, Pay Variable 5.390%
(SOFR) Annually, 12/26/28 99,862 18 — 18
5 Year Interest Rate Swap, Receive Fixed
3.865% Annually, Pay Variable 5.390%
(SOFR) Annually, 12/5/28 193,312 2,578 — 2,578
5 Year Interest Rate Swap, Receive Fixed
4.006% Annually, Pay Variable 5.390%
(SOFR) Annually, 9/6/28 5,215 77 — 77
5 Year Interest Rate Swap, Receive Fixed
4.232% Annually, Pay Variable 5.390%
(SOFR) Annually, 11/9/28 104,568 2,994 — 2,994
5 Year Interest Rate Swap, Receive Fixed
4.531% Annually, Pay Variable 5.390%
(SOFR) Annually, 10/31/28 40,113 1,677 — 1,677
10 Year Interest Rate Swap, Pay Fixed
4.069% Annually, Receive Variable 5.390%
(SOFR) Annually, 11/22/33 9,483 (449) — (449)

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
30 Year Interest Rate Swap, Pay Fixed
3.295% Annually, Receive Variable 5.390%
(SOFR) Annually, 12/26/53 23,518 122 — 122
30 Year Interest Rate Swap, Pay Fixed
3.540% Annually, Receive Variable 5.390%
(SOFR) Annually, 9/8/53 1,520 (51) — (51)
30 Year Interest Rate Swap, Pay Fixed
3.727% Annually, Receive Variable 5.390%
(SOFR) Annually, 12/5/53 43,636 (3,238) — (3,238)
30 Year Interest Rate Swap, Pay Fixed
3.882% Annually, Receive Variable 5.390%
(SOFR) Annually, 11/24/53 4,574 (469) — (469)
30 Year Interest Rate Swap, Pay Fixed
3.995% Annually, Receive Variable 5.390%
(SOFR) Annually, 11/10/53 26,804 (3,299) — (3,299)
30 Year Interest Rate Swap, Pay Fixed
4.231% Annually, Receive Variable 5.390%
(SOFR) Annually, 10/27/53 2,866 (478) — (478)
30 Year Interest Rate Swap, Pay Fixed
4.312% Annually, Receive Variable 5.390%
(SOFR) Annually, 10/31/53 6,905 (1,257) — (1,257)
Total United States (1,775)
Total Centrally Cleared Interest Rate Swaps (705)
Zero-Coupon Inflation Swaps (0.1)%
United States (0.1)%
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.452% at Maturity, Receive Variable
(Change in CPI) at Maturity, 12/19/33 89,691 (316) — (316)
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.470% at Maturity, Receive Variable
(Change in CPI) at Maturity, 12/20/33 92,300 (463) — (463)
Total United States (779)
Total Centrally Cleared Zero-Coupon Inflation Swaps (779)
Total Centrally Cleared Swaps (1,739)
Net payments (receipts) of variation margin to date 3,122
Variation margin receivable (payable) on centrally cleared swaps $ 1,383
* Credit ratings as of December 31, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $(61).

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 1/17/24 USD 8,903 TWD 286,785 $ (501)
Barclays Bank 1/17/24 IDR 38,224,470 USD 2,409 74
Barclays Bank 1/17/24 KRW 6,717,700 USD 4,997 208
Barclays Bank 1/17/24 USD 1,986 INR 166,145 (8)
Barclays Bank 1/17/24 USD 405 KRW 536,435 (11)
Barclays Bank 2/23/24 EUR 1,152 USD 1,256 19
Barclays Bank 2/23/24 USD 1,497 GBP 1,219 (57)
Canadian Imperial Bank
of Commerce 1/19/24 AUD 19,165 USD 12,279 790
Canadian Imperial Bank
of Commerce 1/19/24 CAD 13,205 USD 9,639 330
Canadian Imperial Bank
of Commerce 1/19/24 USD 5,126 CAD 7,103 (236)
Citibank 1/12/24 CHF 11,247 GBP 10,337 215
Citibank 1/12/24 USD 4,949 MXN 90,465 (365)
Citibank 1/17/24 TWD 334,315 USD 10,468 495
Citibank 1/17/24 USD 798 TWD 25,595 (41)
Citibank 1/18/24 ILS 47,725 USD 12,097 1,090
Citibank 1/18/24 USD 24,595 ILS 96,810 (2,155)
Citibank 1/19/24 NOK 50,320 USD 4,661 294
Citibank 1/19/24 NZD 8,320 USD 5,000 260
Citibank 1/19/24 USD 24,502 AUD 38,460 (1,726)
Citibank 1/19/24 USD 4,899 NZD 8,320 (361)
Citibank 2/23/24 USD 4,894 CAD 6,735 (192)
Citibank 2/23/24 USD 8,928 GBP 7,120 (151)
Deutsche Bank 1/17/24 USD 16,915 INR 1,411,150 (28)
Deutsche Bank 1/19/24 USD 2,060 NOK 23,005 (206)
Goldman Sachs 1/12/24 GBP 7,928 CHF 8,756 (320)
Goldman Sachs 1/12/24 ZAR 93,625 USD 4,881 231
Goldman Sachs 1/17/24 USD 71 IDR 1,103,862 (1)
Goldman Sachs 1/17/24 USD 684 TWD 21,935 (35)
Goldman Sachs 1/18/24 ILS 49,085 USD 12,432 1,131
Goldman Sachs 1/19/24 CAD 8,664 USD 6,385 155
Goldman Sachs 1/19/24 USD 6,164 CAD 8,550 (290)
Goldman Sachs 1/19/24 USD 3,264 JPY 482,267 (167)
Goldman Sachs 2/23/24 EUR 17,815 USD 19,633 77
Goldman Sachs 3/4/24 BRL 44,730 USD 9,070 79
HSBC Bank 1/17/24 USD 70 IDR 1,080,595 —
HSBC Bank 1/17/24 USD 20,226 INR 1,692,580 (96)
JPMorgan Chase 1/17/24 INR 216,845 USD 2,602 2
JPMorgan Chase 1/19/24 AUD 9,680 USD 6,162 439
JPMorgan Chase 1/19/24 JPY 6,426,185 USD 45,462 264
JPMorgan Chase 1/19/24 USD 13,430 CAD 18,460 (505)

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 1/19/24 USD 37,923 JPY 5,620,168 $ (2,068)
JPMorgan Chase 1/19/24 USD 2,448 NOK 27,315 (242)
JPMorgan Chase 2/23/24 CAD 6,735 USD 4,966 121
JPMorgan Chase 2/23/24 GBP 6,435 USD 8,200 5
Morgan Stanley 1/12/24 GBP 2,410 CHF 2,597 (20)
Morgan Stanley 1/17/24 USD 13,398 KRW 18,112,900 (635)
Morgan Stanley 1/19/24 JPY 1,274,065 USD 8,640 425
Morgan Stanley 1/19/24 USD 4,897 JPY 723,470 (251)
Morgan Stanley 2/9/24 CLP 7,888,565 USD 9,095 (164)
Morgan Stanley 2/9/24 USD 8,974 CLP 7,888,565 44
Morgan Stanley 2/23/24 EUR 1,286 USD 1,417 5
RBC Dominion Securities 1/12/24 MXN 95,370 USD 5,341 262
RBC Dominion Securities 1/12/24 USD 1,067 MXN 19,517 (79)
RBC Dominion Securities 1/17/24 KRW 6,563,495 USD 4,901 184
RBC Dominion Securities 1/19/24 CAD 12,244 USD 9,024 219
RBC Dominion Securities 1/19/24 JPY 5,411,840 USD 36,584 1,924
Standard Chartered 1/17/24 KRW 6,606,430 USD 5,074 44
Standard Chartered 1/17/24 USD 919 KRW 1,238,290 (40)
Standard Chartered 1/19/24 AUD 9,615 USD 6,147 410
Standard Chartered 1/19/24 USD 11,176 JPY 1,670,765 (712)
Standard Chartered 2/23/24 EUR 1,142 USD 1,237 27
State Street 1/19/24 JPY 1,810,765 USD 12,254 630
State Street 2/23/24 EUR 392 USD 431 3
State Street 2/23/24 USD 472 EUR 431 (6)
UBS Investment Bank 1/17/24 USD 2,303 IDR 36,040,013 (38)
UBS Investment Bank 1/19/24 JPY 6,426,185 USD 45,484 242
UBS Investment Bank 2/23/24 EUR 6,201 USD 6,763 97
UBS Investment Bank 2/23/24 USD 51,926 EUR 47,587 (723)
UBS Investment Bank 3/4/24 USD 8,925 BRL 44,730 (225)
Wells Fargo 1/12/24 USD 4,799 ZAR 93,625 (312)
Wells Fargo 2/23/24 EUR 887 USD 957 24
Wells Fargo 2/23/24 USD 18,347 EUR 16,870 (318)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (2,466)

T. ROWE PRICE Dynamic Credit Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 96 DAX Performance Index contracts 3/24 (44,811) $ (136)
Short, 80 Euro BUXL thirty year bond contracts 3/24 (12,516) (465)
Long, 54 Nikkei 225 Index contracts 3/24 12,811 11
Short, 1,431 U.S. Treasury Notes five year contracts 3/24 (155,655) (3,870)
Long, 72 Ultra U.S. Treasury Bonds contracts 3/24 9,619 265
Long, 783 Three Month SOFR Futures contracts 6/24 185,992 420
Net payments (receipts) of variation margin to date 3,723
Variation margin receivable (payable) on open futures contracts $ (52)

T. ROWE PRICE Dynamic Credit Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.42% $ — $ — $ 1,175++
Totals $ —# $ — $ 1,175+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
12/31/23
T. Rowe Price Government
Reserve Fund, 5.42% $ 2,776  ¤   ¤ $ 100,498
Total $ 100,498^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $1,175 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $100,498.

T. ROWE PRICE Dynamic Credit Fund
December 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $873,479) $ 898,369
Cash deposits on centrally cleared swaps 32,392
Unrealized gain on forward currency exchange contracts 10,819
Interest receivable 7,845
Cash deposits on futures contracts 5,820
Variation margin receivable on centrally cleared swaps 1,383
Unrealized gain on bilateral swaps 877
Due from affiliates 383
Cash 273
Receivable for shares sold 98
Restricted cash pledged for bilateral derivatives 66
Foreign currency (cost $55) 56
Other assets 197
Total assets 958,578
Liabilities
Obligation to return securities lending collateral 15,781
Payable for investment securities purchased 13,913
Unrealized loss on forward currency exchange contracts 13,285
Bilateral swap premiums received 2,777
Unrealized loss on bilateral swaps 2,330
Options written (premiums $1,791) 1,015
Investment management fees payable 386
Payable for shares redeemed 100
Variation margin payable on futures contracts 52
Other liabilities 59
Total liabilities 49,698
NET ASSETS $ 908,880

T. ROWE PRICE Dynamic Credit Fund
December 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (9,503)
Paid-in capital applicable to 102,953,128 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of the
Corporation authorized 918,383
NET ASSETS $ 908,880
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $18,157; Shares outstanding: 2,053,756) $ 8.84
I Class
(Net assets: $29,384; Shares outstanding: 3,328,072) $ 8.83
Z Class
(Net assets: $861,339; Shares outstanding: 97,571,300) $ 8.83

T. ROWE PRICE Dynamic Credit Fund
Statement of Operations

($000s)
Year
Ended
12/31/23
Investment Income (Loss)
Income
    Interest $ 13,733
Dividend 1,220
Securities lending 30
Total income 14,983
Expenses
Investment management 1,053
Shareholder servicing
Investor Class $ 29
I Class 4 33
Prospectus and shareholder reports
Investor Class 7
I Class 1
Z Class 2 10
Custody and accounting 208
Legal and audit 52
Registration 51
Directors 1
Miscellaneous 25
Waived / paid by Price Associates (1,166)
Total expenses 267
Net investment income 14,716

T. ROWE PRICE Dynamic Credit Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (355)
Futures (9,833)
Swaps (12,708)
Options written 244
Forward currency exchange contracts (2,162)
Foreign currency transactions (71)
Net realized loss (24,885)
Change in net unrealized gain / loss
Securities 27,143
Futures (3,877)
Swaps (3,930)
Options written 776
Forward currency exchange contracts (2,363)
Other assets and liabilities denominated in foreign currencies (51)
Change in net unrealized gain / loss 17,698
Net realized and unrealized gain / loss (7,187)
INCREASE IN NET ASSETS FROM OPERATIONS
$ 7,529

T. ROWE PRICE Dynamic Credit Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/23 12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 14,716 $ 1,587
Net realized loss (24,885) (781)
Change in net unrealized gain / loss 17,698 (1,028)
Increase (decrease) in net assets from operations 7,529 (222)
Distributions to shareholders
Net earnings
Investor Class (1,834) (2,621)
I Class (656) (423)
Z Class (11,355) –
Decrease in net assets from distributions (13,845) (3,044)
Capital share transactions
*
Shares sold
Investor Class 20,122 21,159
I Class 29,431 8,896
Z Class 859,238 –
Distributions reinvested
Investor Class 701 637
I Class 648 420
Z Class 11,501 –
Shares redeemed
Investor Class (31,503) (27,916)
I Class (6,083) (5,271)
Z Class (4,221) –
Increase (decrease) in net assets from capital share
transactions 879,834 (2,075)

T. ROWE PRICE Dynamic Credit Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/23 12/31/22
Net Assets
Increase (decrease) during period 873,518 (5,341)
Beginning of period 35,362 40,703
End of period $ 908,880 $ 35,362
*Share information (000s)
Shares sold
Investor Class 2,270 2,261
I Class 3,314 942
Z Class 96,750 –
Distributions reinvested
Investor Class 79 70
I Class 73 46
Z Class 1,303 –
Shares redeemed
Investor Class (3,590) (2,977)
I Class (685) (560)
Z Class (482) –
Increase (decrease) in shares outstanding 99,032 (218)

T. ROWE PRICE Dynamic Credit Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Dynamic Credit Fund (the
fund) is a diversified, open-end management investment company established by the corporation. The fund seeks total return through a combination of income and capital appreciation. The fund has three classes of shares: the Dynamic Credit Fund
(Investor Class), the Dynamic Credit Fund–I Class (I Class) and the Dynamic Credit
Fund–Class Z (Class Z). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the

T. ROWE PRICE Dynamic Credit Fund

fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial statements.

T. ROWE PRICE Dynamic Credit Fund

The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate
Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial
Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered
Rate (LIBOR), and other interbank-offered based reference rates, through December 31,
2022. In December 2022, FASB issued ASU 2022-06 which defers the sunset date of
Topic 848 from December 31, 2022 to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Dynamic Credit Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the

T. ROWE PRICE Dynamic Credit Fund

Valuation Designee may adjust the investee’s NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Dynamic Credit Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 206,745 $ — $ 206,745
Common Stocks 37,782 — 16 37,798
Corporate Bonds — 395,759 — 395,759
Private Investment Company
2
— — — 26
Short-Term Investments 84,717 154,937 — 239,654
Securities Lending Collateral 15,781 — — 15,781
Options Purchased — 2,606 — 2,606
Total Securities 138,280 760,047 16 898,369
Swaps* — 13,968 — 13,968
Forward Currency Exchange
Contracts — 10,819 — 10,819
Futures Contracts* 696 — — 696
Total $ 138,976 $ 784,834 $ 16 $ 923,852
Liabilities
Options Written $ — $ 1,015 $ — $ 1,015
Swaps* — 19,937 — 19,937
Forward Currency Exchange
Contracts — 13,285 — 13,285
Futures Contracts* 4,471 — — 4,471
Total $ 4,471 $ 34,237 $ — $ 38,708
1
Includes Asset-Backed Securities, Bank Loans, Convertible Bonds, Government Bonds,
Municipal Securities and Non-U.S. Government Mortgage-Backed Securities.
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of
Investments.

T. ROWE PRICE Dynamic Credit Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2023, the fund invested in derivative instruments.
As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of December 31, 2023, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Dynamic Credit Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives
Centrally Cleared Swaps
,
Futures $ 13,233
Foreign exchange derivatives
Forwards
,
Securities^ 11,513
Credit derivatives
Bilateral Swaps and Premiums
,
Centrally
Cleared Swaps 1,420
Equity derivatives
Futures
,
Securities^ 1,923
^
,*
Total $ 28,089
^
,*
Liabilities
Inflation derivatives Centrally Cleared Swaps $ 779
Interest rate derivatives Centrally Cleared Swaps, Futures 17,588
Foreign exchange derivatives Forwards 13,285
Credit derivatives
Bilateral Swaps and Premiums
,
Centrally
Cleared Swaps 5,905
Equity derivatives
Futures
,
Options Written 1,151
Total $ 38,708
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying Portfolio of Investments.

T. ROWE PRICE Dynamic Credit Fund

($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ (13) $ (13)
Interest rate
derivatives (276) 38 (9,177) — (8,262) (17,677)
Foreign
exchange
derivatives 209 — — (2,162) — (1,953)
Credit
derivatives (391) — — — (4,425) (4,816)
Equity
derivatives (1,918) 206 (656) — (8) (2,376)
Total $ (2,376) $ 244 $ (9,833) $ (2,162) $ (12,708) $ (26,835)
Change in
Unrealized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ (779) $ (779)
Interest rate
derivatives (63) — (3,726) — (720) (4,509)
Foreign
exchange
derivatives (527) — — (2,363) — (2,890)
Credit
derivatives — — — — (2,432) (2,432)
Equity
derivatives (1,539) 776 (151) — 1 (913)
Total $ (2,129) $ 776 $ (3,877) $ (2,363) $ (3,930) $ (11,523)
^
Options purchased are reported as securities.

T. ROWE PRICE Dynamic Credit Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-
traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements
(ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition,
ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate.
Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas
FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties

T. ROWE PRICE Dynamic Credit Fund

is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction.
This ability is subject to the liquidity of underlying positions. As of December 31, 2023, cash of $38,212,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
The following table summarizes the fund’s OTC and bilateral derivatives at the reporting date by loss exposure to each counterparty after consideration of collateral, if any.
($000s)
Gross Value on
Statements of Assets
and Liabilities
Net amount
due (to)/from
Counterparty
or Exchange
Collateral
Pledged
(Received) by
Fund
Loss
Exposure,
After
Collateral* (not
less than $0)
Counterparty Assets Liabilities
Bank of America $ — $ (501) $ (501) $ 355 $ —
Barclays Bank 314 (76) 238 (271) —
Canadian Imperial
Bank of Commerce 1,120 (236) 884 (920) —
Citibank 2,354 (4,991) (2,637) 2,814 177
Deutsche Bank — (234) (234) — —
Goldman Sachs 1,950 (813) 1,137 (1,300) —
HSBC Bank 417 (96) 321 (291) 30
JPMorgan Chase 831 (5,335) (4,504) 4,275 —
Morgan Stanley 474 (2,793) (2,319) 2,254 —
RBC Dominion
Securities 2,589 (79) 2,510 (2,215) 295
Standard Chartered 481 (752) (271) 322 51
State Street 633 (6) 627 (598) 29
UBS Investment
Bank 2,251 (2,001) 250 — 250
Wells Fargo 24 (630) (606) 542 —
Total $ 13,438 $ (18,543)
* In situations such as counterparty default or bankruptcy, the fund may have further rights of offset against amounts due to or from the counterparty under other agreements.

T. ROWE PRICE Dynamic Credit Fund

Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-
denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities.
When a contract is closed, a realized gain or loss is recorded on the accompanying
Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended December 31,
2023, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 12% and 24% of net assets.
Futures Contracts  The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement

T. ROWE PRICE Dynamic Credit Fund

of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/
or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended December 31, 2023, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 15% and 64% of net assets.
Options   The fund is subject to interest rate risk, foreign currency exchange rate risk, credit risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality;
as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying
Statement of Operations. In return for a premium paid, call and put options give the holder the right, but not the obligation, to purchase or sell, respectively, a security at a specified exercise price. In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate;
although certain currency options may be settled by exchanging only the net gain or loss on the contract. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the

T. ROWE PRICE Dynamic Credit Fund

use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, interest rates, currency values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended December 31, 2023, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 0% and 197% of net assets.
Swaps  The fund is subject to interest rate risk, credit risk, inflation risk and equity price risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality;
to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap).
Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

T. ROWE PRICE Dynamic Credit Fund

Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of December 31, 2023, the notional amount of protection sold by the fund totaled $46,328,000 (5.1% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

T. ROWE PRICE Dynamic Credit Fund

During the year ended December 31, 2023, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 133% and 277% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or
“junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

T. ROWE PRICE Dynamic Credit Fund

Collateralized Loan Obligations   The fund invests in collateralized loan obligations
(CLOs) which are entities backed by a diversified pool of syndicated bank loans.
The cash flows of the CLO can be split into multiple segments, called “tranches” or
“classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches.
Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities. Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be
“covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.

T. ROWE PRICE Dynamic Credit Fund

Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2023, the value of loaned securities was
$15,252,000; the value of cash collateral and related investments was $15,781,000.

T. ROWE PRICE Dynamic Credit Fund

Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $785,683,000 and $214,593,000, respectively, for the year ended December 31, 2023.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of net currency gains or losses, the character of income on swaps and the character of income on certain derivative contracts.
The tax character of distributions paid for the periods presented was as follows:
($000s)
December 31,
2023
December 31,
2022
Ordinary income (including short-term capital gains,
if any) $ 13,845 $ 3,044

T. ROWE PRICE Dynamic Credit Fund

At December 31, 2023, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At December 31, 2023, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales, the realization of gains/losses on certain open derivative contracts and the character of income on certain derivatives contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards, late-year ordinary loss deferrals and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains. The fund has elected to defer certain losses to the first day of the following fiscal year for late-year ordinary loss deferrals. Further, a portion of the fund’s available capital loss carryforwards are subject to certain limitations on amount or timing of use related to an ownership change.
($000s)
Cost of investments $ 866,701
Unrealized appreciation $ 58,948
Unrealized depreciation (33,843)
Net unrealized appreciation (depreciation) $ 25,105
($000s)
Overdistributed ordinary income $ (2,039)
Net unrealized appreciation (depreciation) 25,105
Loss carryforwards and deferrals (32,569)
Total distributable earnings (loss) $ (9,503)

T. ROWE PRICE Dynamic Credit Fund

NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.22% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2023, the effective annual group fee rate was 0.29%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price
Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses;
and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Dynamic Credit Fund

The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended December 31, 2023 as indicated in the table below.
Including these amounts, expenses previously waived/paid by Price Associates in the amount of $866,000 remain subject to repayment by the fund at December 31, 2023.
Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended
December 31, 2023, expenses incurred pursuant to these service agreements were
$116,000 for Price Associates and $21,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Investor Class I Class Class Z
Expense limitation/I Class Limit 0.63% 0.05% 0.00%
Expense limitation date 04/30/25 04/30/25 N/A
(Waived)/repaid during the period ($000s) $(209) $(41) $(916)

T. ROWE PRICE Dynamic Credit Fund

Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At December 31, 2023, 100% of the Z Class's outstanding shares were held by Price
Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31,
2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.

T. ROWE PRICE Dynamic Credit Fund

In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Dynamic Credit Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price International Funds, Inc. and
Shareholders of T. Rowe Price Dynamic Credit Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Dynamic Credit Fund (one of the funds constituting T. Rowe Price International Funds, Inc., referred to hereafter as the
"Fund") as of December 31, 2023, the related statement of operations for the year ended
December 31, 2023, the statement of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Dynamic Credit Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 16, 2024
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Dynamic Credit Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For taxable non-corporate shareholders, $3,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $3,000 of the fund's income qualifies for the dividends-
received deduction.
For shareholders subject to interest expense deduction limitation under Section
163(j), $9,021,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

T. ROWE PRICE Dynamic Credit Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE Dynamic Credit Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the
Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity
Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM).
The annual assessment included consideration of the following factors, as applicable:
the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Dynamic Credit Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. ROWE PRICE Dynamic Credit Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates,
Inc. (T. Rowe Price), and its affiliates. The business address of each director and officer is 100 East
Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[209]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); Chief Executive Officer, Bazemore
Consulting LLC (2018 to 2021); Director, Chimera Investment
Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to
present); Director, Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Melody Bianchetto
(1966)
2023
[209]
Vice President for Finance, University of Virginia (2015 to 2023)
Bruce W. Duncan
(1951)
2013
[209]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to
2021); Chair of the Board (2016 to 2020) and President (2009 to 2016),
First Industrial Realty Trust, owner and operator of industrial properties;
Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board
(2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston
Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2012
[209]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride
(1956)
2013
[209]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)

T. ROWE PRICE Dynamic Credit Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Mark J. Parrell
(1966)
2023
[209]
Board of Trustees Member and Chief Executive Officer (2019 to present),
President (2018 to present), Executive Vice President and Chief Financial
Officer (2007 to 2018), and Senior Vice President and Treasurer (2005
to 2007), EQR; Member, Nareit Dividends Through Diversity, Equity &
Inclusion CEO Council and Chair, Nareit 2021 Audit and Investment
Committee (2021); Advisory Board, Ross Business School at University
of Michigan (2015 to 2016); Member, National Multifamily Housing
Council and served as Chair of the Finance Committee (2015 to 2016);
Member, Economic Club of Chicago; Director, Brookdale Senior Living,
Inc. (2015 to 2017); Director, Aviv REIT, Inc. (2013 to 2015); Director,
Real Estate Roundtable and the 2022 Executive Board Nareit; Board of
Directors and Chair of the Finance Committee, Greater Chicago Food
Depository
Kellye L. Walker
(1966)
2021
[209]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[209]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Dynamic Credit Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[209]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe
Price Group, Inc., and T. Rowe Price Trust Company; Vice President,
Global Funds
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Mariel Abreu (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Jason R. Adams (1979)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ulle Adamson, CFA (1979)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Roy H. Adkins (1970)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Syed H. Ali (1970)
Vice President
Vice President, Price Hong Kong, Price Singapore,
and T. Rowe Price Group, Inc.
Kennard W. Allen (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Paulina Amieva (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ziad Bakri, M.D., CFA (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Harishankar Balkrishna (1983)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Sheena L. Barbosa (1983)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Jason A. Bauer (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Luis M. Baylac (1982)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Dynamic Credit Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
R. Scott Berg, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Steven E. Boothe, CFA (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Peter I. Botoucharov (1965)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Tala Boulos (1984)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Christopher P. Brown, CFA (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Armando (Dino) Capasso (1974)
Chief Compliance Officer and Vice President
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019)
Shiu Tak (Sheldon) Chan (1981)
Vice President
Vice President, Price International and T. Rowe Price
Group, Inc.
Andrew Chang (1983)
Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Carolyn Hoi Che Chu (1974)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Vincent Chung (1988)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Investment Analyst/Trader,
Observatory Capital Management LLP (to 2019)
Archibald Ciganer, CFA (1976)
Executive Vice President
Director and Vice President, Price Japan; Vice
President, T. Rowe Price Group, Inc.
Richard N. Clattenburg, CFA (1979)
Executive Vice President
Vice President, Price Singapore, T. Rowe Price,
T. Rowe Price Group, Inc., Price International, and
T. Rowe Price Trust Company
Michael F. Connelly, CFA (1977)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Richard de los Reyes (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Dynamic Credit Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Michael Della Vedova (1969)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Iona Dent, CFA (1991)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Maria Elena Drew (1973)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Shawn T. Driscoll (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Bridget A. Ebner (1970)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
David J. Eiswert, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Cheryl Emory (1963)
Assistant Secretary
Assistant Vice President and Assistant Secretary,
T. Rowe Price; Assistant Secretary, T. Rowe Price
Group, Inc., Price Investment Management, Price
International, Price Hong Kong, Price Singapore,
T. Rowe Price Investment Services, Inc., T. Rowe
Price Retirement Plan Services, Inc., and T. Rowe
Price Trust Company
Dawei Feng (1979)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Quentin S. Fitzsimmons (1968)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Justin T. Gerbereux, CFA (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Aaron Gifford, CFA (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Vishnu V. Gopal (1979)
Vice President
Vice President, Price International and T. Rowe Price
Group, Inc.
Benjamin Griffiths, CFA (1977)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Shaoyu Guo (1992)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.; formerly, Economist, J.P. Morgan (to
2020)
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Dynamic Credit Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Richard L. Hall (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company; formerly,
Tax Director, Invesco Ltd. (to 2021); Vice President,
Oppenheimer Funds, Inc. (to 2019)
Nabil Hanano, CFA (1984)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Jeffrey Holford, Ph.D., ACA (1972)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Stefan Hubrich, Ph.D., CFA (1974)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Arif Husain, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Michael D. Jacobs (1971)
Vice President
Vice President, Price Japan, T. Rowe Price Group,
Inc., and Price International
Randal S. Jenneke (1971)
Vice President
Vice President, T. Rowe Price Group, Inc.
Nina P. Jones, CPA (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Yoichiro Kai (1973)
Vice President
Vice President, Price Singapore, T. Rowe Price
Group, Inc., and Price International
Jacob H. Kann, CFA (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Jai Kapadia (1982)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Andrew J. Keirle (1974)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Trust Company
Takanori Kobayashi (1981)
Vice President
Vice President, Price Japan, T. Rowe Price Group,
Inc., and Price International
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Christopher J. Kushlis, CFA (1976)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Dynamic Credit Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Shengrong Lau (1982)
Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Lu Liu (1979)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Johannes Loefstrand (1988)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Anh Lu (1968)
Executive Vice President
Vice President, Price Hong Kong, Price
International, and T. Rowe Price Group, Inc.
Sebastien Mallet (1974)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Jennifer Martin (1972)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ryan Martyn (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Robert P. McDavid (1972)
Vice President
Vice President, T. Rowe Price, Price Investment
Management, T. Rowe Price Investment Services,
Inc., and T. Rowe Price Trust Company
Colin McQueen (1967)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Senior Investment Manager,
Global Equities, Sanlam FOUR Investments UK
Limited (to 2019)
Raymond A. Mills, Ph.D., CFA (1960)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., Price International, and T. Rowe Price Trust
Company
Jihong Min (1979)
Executive Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Eric C. Moffett (1974)
Executive Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Ivan Morozov, CFA (1987)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Samy B. Muaddi, CFA (1984)
Executive Vice President
Vice President, T. Rowe Price, Price International,
T. Rowe Price Group, Inc., and T. Rowe Price Trust
Company
Tobias F. Mueller, CFA (1980)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Razan Nasser (1985)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Senior Economist, HSBC
Bank Middle East Ltd (to 2019)
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Dynamic Credit Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Kenneth A. Orchard (1975)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Oluwaseun Oyegunle, CFA (1984)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price
Group, Inc., T. Rowe Price Investment Services,
Inc., T. Rowe Price Services, Inc., and T. Rowe Price
Trust Company
Todd Reese (1990)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Melanie A. Rizzo (1982)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
David L. Rowlett, CFA (1975)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Federico Santilli, CFA (1974)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Nikolaj Schmidt (1975)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Sebastian Schrott (1977)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Weijie (Vivian) Si (1983)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Scott D. Solomon, CFA (1981)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Joshua K. Spencer, CFA (1973)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
David Stanley (1963)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Saurabh Sud, CFA (1985)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Taymour R. Tamaddon, CFA (1976)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Ju Yen Tan (1972)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Dynamic Credit Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Sin Dee Tan, CFA (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Siby Thomas (1979)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Justin Thomson (1968)
President
Director, Price Hong Kong; Vice President, T. Rowe
Price Group, Inc.; Director and Vice President, Price
International
Rupinder Vig (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Willem Visser (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Christopher Vost, CFA (1989)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Zenon Voyiatzis (1971)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Verena E. Wachnitz, CFA (1978)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Hiroshi Watanabe, CFA (1975)
Vice President
Director and Vice President, Price Japan; Vice
President, T. Rowe Price Group, Inc.
James Woodward, CFA (1974)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Marta Yago (1977)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Benjamin T. Yeagle (1978)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ernest C. Yeung, CFA (1979)
Executive Vice President
Director and Vice President, Price Hong Kong; Vice
President, T. Rowe Price Group, Inc.
Ellen York (1988)
Vice President
Vice President, Price Investment Management and
T. Rowe Price
Wenli Zheng (1979)
Executive Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202402-3281578 F1175-050 2/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$46,733	$41,909
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

   (2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,524,000 and $2,037,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 16, 2024